Regulatory Matters - Summary of Virginia Power Electric Transmission Project Applied (Detail) - Virginia Electric and Power Company mi in Millions, kV in Millions, $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($) mi kV
Partial rebuild of Bristers-Ox 115 kV line in Fauquier and Prince William Counties, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2022-08
Approval Date	2023-04
Type of Line | kV	230
Miles of Lines | mi	15
Cost Estimate | $	$ 40
Construct new switching station, substations, transmission lines and related projects in Lunenberg and Mecklenburg Counties Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2022-10
Approval Date	2023-06
Type of Line | kV	230
Miles of Lines | mi	18
Cost Estimate | $	$ 230
Construct New Switching Station, Substation, Transmission Lines And Related Projects In Charlotte, Halifax And Mecklenburg Counties, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2022-10
Approval Date	2023-05
Type of Line | kV	230
Miles of Lines | mi	26
Cost Estimate | $	$ 215
Construct new Mars and Wishing Star substations, transmission lines and related projects in Loudoun County, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2022-10
Approval Date	2023-04
Type of Line	500/230 kV
Miles of Lines | mi	4
Cost Estimate | $	$ 720
Construct New Altair Switching Station Transmission Lines And Related Projects In Loudoun County Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2022-11
Approval Date	2023-06
Type of Line	230
Miles of Lines | mi	2
Cost Estimate | $	$ 50
Rebuild of Lines #2019 and #2007 in the City of Virginia Beach, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2023-02
Type of Line | kV	230
Miles of Lines | mi	5
Cost Estimate | $	$ 95
Install transformer at Possum Point substation, rebuild and construct transmission lines and related projects in Prince William County, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2023-03
Type of Line | kV	230
Miles of Lines | mi	2
Cost Estimate | $	$ 35
Partial rebuild of Line #2011 in the Cities of Manassas and Manassas Park, Virginia and Prince William and Fairfax Counties, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2023-03
Type of Line | kV	230
Miles of Lines | mi	7
Cost Estimate | $	$ 35
Construct new transmission lines and convert jeffress switching station in mecklenburg county virginia
Public Utilities General Disclosures [Line Items]
Application Date	2023-05
Type of Line | kV	230
Miles of Lines | mi	18
Cost Estimate | $	$ 135
Construct new transmission lines and expand white oak substation in henrico county virginia
Public Utilities General Disclosures [Line Items]
Application Date	2023-06
Type of Line | kV	230
Miles of Lines | mi	5
Cost Estimate | $	$ 45